Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
4	FAIR VALUE MEASUREMENTS
The Group applies ASC 820,
Fair Value Measurements and Disclosures
. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The carrying amounts of cash and cash equivalent, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, accounts payable and short-term borrowings approximate their fair values because of their generally short maturities. The carrying amounts of long-term borrowings and lease liabilities approximate their fair values since they bear interest at rates which approximate market interest rates.

The Group did not transfer any assets or liabilities in or out of Level 3 during the six months ended June 30, 2021 and 2022. As of December 31, 2021 and June 30, 2022, there was no warrants outstanding. Therefore, there was no asset or liability measured at fair value using Level 3 unobservable inputs on a recurring basis as of December 31, 2021 and June 30, 2022.
There were no financial assets and liabilities measured and recorded at fair value on a non-recurring
basis as of December 31, 2021 and June 30, 2022.